VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Australia: 23.9%
843,371	Aurizon Holdings Ltd. #	$3,359,479
400,229	Coronado Global Resources, Inc. Reg S 144A #	624,388
671,591	New Hope Corp. Ltd. #	998,055
167,512	Washington H Soul Pattinson & Co. Ltd. #	2,378,426
780,720	Whitehaven Coal Ltd. #	1,640,740
		9,001,088
Canada: 10.7%
177,383	Teck Cominco Ltd. (USD)	2,878,926
75,952	Westshore Terminals Investment Corp. †	1,173,126
		4,052,052
China / Hong Kong: 20.4%
5,805,000	Agritrade Resources Ltd. †	681,251
4,336,095	China Coal Energy Co. Ltd. #	1,764,681
1,343,908	China Shenhua Energy Co. Ltd. #	2,697,514
29,780,000	National United Resources Holdings Ltd. * # ∞	0
3,842,067	Shougang Fushan Resources Group Ltd. #	794,736
1,730,000	Yanzhou Coal Mining Co. Ltd. #	1,756,538
		7,694,720
Indonesia: 17.4%
17,922,415	Adaro Energy Tbk PT #	1,629,427
104,387,500	Bumi Resources Tbk PT * #	661,798
748,652	Indo Tambangraya Megah Tbk PT #	654,242
8,110,100	Tambang Batubara Bukit Asam Tbk PT #	1,291,692
1,619,400	United Tractors Tbk PT #	2,347,303
		6,584,462
Philippines: 3.1%
2,640,130	Semirara Mining and Power Corp.	1,161,392
Poland: 1.6%
109,394	Jastrzebska Spolka Weglowa SA #	594,891
South Africa: 5.3%
231,945	Exxaro Resources Ltd. † #	1,998,182
Thailand: 5.7%
5,558,289	Banpu PCL (NVDR) #	2,144,851
United States: 12.1%
16,836	Arch Coal, Inc. †	1,249,231
24,272	Contura Energy, Inc. *	678,645
87,945	Peabody Energy Corp.	1,294,550
68,337	Warrior Met Coal, Inc.	1,333,938
		4,556,364
Total Common Stocks (Cost: $56,171,536)		37,788,002
MONEY MARKET FUND: 0.0% (Cost: $9,787)
9,787	Dreyfus Government Cash Management Fund - Institutional Shares	9,787
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $56,181,323)		37,797,789

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.2%
Repurchase Agreements: 6.2%
$1,000,000	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $1,000,064; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $1,000,065; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $1,020,000 including accrued interest)	1,000,000
320,832	Repurchase agreement dated 9/30/19 with Nomura Securities International, Inc., 2.35%, due 10/1/19, proceeds $320,853; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 5/15/20 to 5/15/49, valued at $327,249 including accrued interest)	320,832
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,320,832)		2,320,832
Total Investments: 106.4% (Cost: $58,502,155)		40,118,621
Liabilities in excess of other assets: (6.4)%		(2,409,086)
NET ASSETS: 100.0%		$37,709,535

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,161,660.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,336,943 which represents 72.5% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $624,388, or 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	71.5%	$27,028,518
Industrials	12.0	4,532,605
Materials	16.5	6,226,879
Money Market Fund	0.0	9,787
	100.0%	$37,797,789